ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of OCI (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Unrealized gain (loss) on cash flow hedges
Gross Amount	$ (22)	$ 69
Income Taxes	2	(4)
Net Amount	(20)	65
Changes in retirement plans’ funded status
Gross Amount	(24)	(29)
Income Taxes	7	9
Net Amount	(17)	(20)
Foreign currency translation
Gross Amount	100	(427)
Income Taxes	0	0
Net Amount	100	(427)
Share of other comprehensive income (loss) of entities using the equity method
Gross Amount	(23)	(19)
Income Taxes	0	0
Net Amount	(23)	(19)
Other comprehensive income
Gross Amount	31	(406)
Income Taxes	9	5
Other comprehensive income (loss), net of tax	$ 40	$ (401)